Allowance for Loan Losses - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Decrease in allowance for loan losses	$ 20,000
Financing receivable recorded investment number of days past due		90 days
Non-performing loans		$ 783,000	$ 2,200,000
Decrease of non-performing loans		$ 1,500,000